Derivative Financial Instruments (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Oct. 18, 2011
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)		$ 17,257,000	$ (7,284,000)
Derivative Financial Instruments (Textual) [Abstract]
Interest rate on notes				3.50%
Derivative Financial Instruments (Additional Textual) [Abstract]
Cash margin accounts related to derivative instruments recognized		32,529,000	12,292,000
Maximum expected recognized period of deferred gain/loss in earnings		P1Y
Gain on early termination agreement	23,900,000
Expected period for Recognition of loss		12 months
6.63% Senior Notes due November 1, 2018 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Interest rate on notes		6.63%	6.63%
3.50% Notes due October 15, 2021 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Interest rate on notes		3.50%	3.50%	3.50%
Notes including Unamortized Discount				750,000,000
2012 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		2,000,000
2013 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		2,900,000
2014 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		3,000,000
2015 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		3,200,000
2016 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		3,400,000
2017 through 2019 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		9,400,000
Commodity contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)		16,306,000	(3,994,000)
Outstanding derivative contracts
Gross contract notional amount		983,381,000	869,107,000
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity		1 year
Tax impact related to deferred (losses) and gains on cash flow hedges included in accumulated other comprehensive (loss) income		8,820,000	(3,430,000)
Deferred pretax (loss) gain included in accumulated other comprehensive income (loss)		(24,287,000)	9,430,000
Commodity contracts [Member] | Cash Flow Hedging [Member]
Cash flow hedging derivative instruments gain (loss)
(Losses) gains recognized in other comprehensive (loss) income (effective portion)		(31,830,000)	21,082,000
Gains (losses) reclassified from accumulated other comprehensive (loss) income to earnings		1,887,000	14,780,000
Change in accumulated other comprehensive (loss) income		(33,717,000)	6,302,000
(Losses) gains recognized in cost of products sold (ineffective portion)		(853,000)	611,000
Interest rate contracts [Member]
Outstanding derivative contracts
Gross contract notional amount		0	376,000,000
Derivative Financial Instruments (Textual) [Abstract]
Tax impact related to deferred (losses) and gains on cash flow hedges included in accumulated other comprehensive (loss) income		2,133,000
Deferred pretax (loss) gain included in accumulated other comprehensive income (loss)		(5,914,000)
Interest rate contracts [Member] | Cash Flow Hedging [Member]
Cash flow hedging derivative instruments gain (loss)
(Losses) gains recognized in other comprehensive (loss) income (effective portion)		(6,192,000)	0
Gains (losses) reclassified from accumulated other comprehensive (loss) income to earnings		(278,000)	0
Change in accumulated other comprehensive (loss) income		(5,914,000)	0
(Losses) gains recognized in cost of products sold (ineffective portion)		(19,000)	0
Derivative Financial Instruments (Textual) [Abstract]
Termination loss on interest rate swap	6,200,000
Effective portion of the hedge loss reclassified to interest expense upon termination of the swap		500,000
Foreign currency exchange contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)		951,000	(3,290,000)
Outstanding derivative contracts
Gross contract notional amount		94,424,000	73,158,000
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity		1 year
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		10,171,000	19,035,000
Other Current Assets [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		6,569,000	8,831,000
Other Current Assets [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		3,602,000	10,204,000
Other Current Assets [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		6,569,000	3,408,000
Other Current Assets [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		3,166,000	9,887,000
Other Current Assets [Member] | Interest rate contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		0	5,423,000
Other Current Assets [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		436,000	317,000
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		24,123,000	8,636,000
Other Current Liabilities [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		19,510,000	0
Other Current Liabilities [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		4,613,000	8,636,000
Other Current Liabilities [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		19,510,000	0
Other Current Liabilities [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		3,631,000	5,432,000
Other Current Liabilities [Member] | Interest rate contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		0	0
Other Current Liabilities [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		982,000	3,204,000
Other Noncurrent Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			1,384,000
Other Noncurrent Liabilities [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			1,384,000
Other Noncurrent Liabilities [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			0
Other Noncurrent Liabilities [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			0
Other Noncurrent Liabilities [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			0
Other Noncurrent Liabilities [Member] | Interest rate contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			1,384,000
Other Noncurrent Liabilities [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			$ 0